Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Taxes (Textual)
Deferred tax assets related to its operations in the PRC	$ 5,300,000	$ 4,100,000
Other business tax payables	80,860	178,190
Increased decreased in valuation allowance		1,113,182	$ 362,847
Valuation allowance on the deferred tax asset	39,662
Deferred tax assets	$ 5,298,798	$ 4,185,616	$ 362,847
BVI [Member]
Income Taxes (Textual)
Income tax rate under current BVI law	0.00%
PRC [Member]
Income Taxes (Textual)
Net operating loss carry maturity date	Jun. 30, 2024
Deferred tax asset allowance, percentage	100.00%
Statutory corporate income tax rate	25.00%
High-tech certificate renewed year	3 years
Income tax rate reduction, description	Xin Ao was entitled to a reduction in its income tax rate from 25% to 15% until July 21, 2018.
EIT law imposes withholding income tax	10.00%
CACM [Member]
Income Taxes (Textual)
Deferred tax asset allowance, percentage	100.00%
Net operating loss carryforward	$ 200,000